Equity Investments (Details Textual)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 12, 2016 USD ($)	Nov. 12, 2016 CNY (¥)
TWIC [Member]
Equity investments | $	$ 1,461		$ 1,461
TWIC [Member]
Equity investments | $	$ 290,000
Beijing Ling Ban Future Technology Co., Ltd. [Member]
Equity investments | $					$ 3,509,404		$ 2,592,000
Equity interest, percentage					6.00%	6.00%	6.00%	6.00%
Beijing Ling Ban Intelligence Online Services Co., Ltd. [Member]
Equity investments | $					$ 3,509,404		$ 864,000
Additional equity investments | $							$ 864,000
Equity interest, percentage					10.00%	10.00%	10.00%	10.00%
RMB [Member] | TWIC [Member]
Equity investments | ¥		¥ 10,000		¥ 10,000
RMB [Member] | TWIC [Member]
Equity investments | ¥		¥ 2,000,000
RMB [Member] | Beijing Ling Ban Future Technology Co., Ltd. [Member]
Equity investments | ¥						¥ 24,000,000		¥ 18,000,000
RMB [Member] | Beijing Ling Ban Intelligence Online Services Co., Ltd. [Member]
Equity investments | ¥						¥ 24,000,000		6,000,000
Additional equity investments | ¥								¥ 6,000,000